UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General Money
Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

While some longer-term investments produced mixed results over the reporting period, higher interest rates helped improve the yields of money market instruments. Between the Federal Reserve Board’s initial rate hike in June 2004 and the reporting period’s end, the overnight federal funds rate rose from 1% to 3%. What’s more, yield differences across the money market’s maturity spectrum have widened during most of the reporting period, offering investors opportunities to capture incrementally higher levels of current income.

In this rising interest-rate environment, the money market investments that are right for you depend on your current liquidity needs, future goals and the composition of your current portfolio. As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your portfolio diversification and capital preservation needs.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager How did General Money Market Fund, Inc. perform during the period?

During the six-month period ended May 31, 2005, the fund produced annualized yields of 1.79% for Class A shares, 1.57% for Class B shares and 1.53% for Class X shares.Taking into account the effects of compounding, the fund also produced annualized effective yields of 1.81% for Class A shares, 1.58% for Class B shares and 1.54% for Class X shares for the same period.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities.These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign banks, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and dollar-denominated obligations issued or guaranteed by foreign governments or their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund’s performance?

The fund’s performance was influenced primarily by rising short-term interest rates in a recovering economy. In fact, the Federal Reserve Board (the “Fed”) raised interest rates at each of four meetings of its Federal Open Market Committee (“FOMC”) during the reporting period, continuing its gradual move away from the aggressively accommodative monetary policy that had prevailed over the past several years.At its December 2004 FOMC meeting, the Fed increased the overnight federal funds rate from 2% to 2.25% . In its public

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

comment accompanying the December rate hike, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend. It was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004 and by a relatively robust 4.4% rate for the year overall.

As most analysts expected, the Fed raised its target for the federal funds rate by 25 basis points at each of its FOMC meetings in February and March 2005. In its announcement of the March rate increase to 2.75%, the Fed noted that “pressures on inflation have picked up in recent months and pricing power is more evident.”This more hawkish tone, together with a renewed surge in energy prices, caused investors’ inflation concerns to intensify. It was later estimated that the U.S. economy expanded at a 3.5% annualized rate during the first quarter of 2005.

Even as the Fed’s inflation concerns appeared to intensify, weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch. However, it later was estimated that the U.S. labor market added more jobs than expected in April, and employment statistics for February and March were revised upward. While these data provided some encouragement that high energy prices had not hindered the economic expansion, difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

At its FOMC meeting in early May, the Fed implemented its eighth consecutive rate hike, driving the federal funds rate to 3%. However, signs of slower economic growth in global markets weighed heavily on investor sentiment in May. Signs that China’s torrid growth rate may be moderating and concerns that the European Union’s proposed constitution would be rejected contributed to worries of weakness in the U.S. economy’s manufacturing sector. As a result, the 10-year U.S. Treasury bond rallied strongly, ending the reporting period with a yield below 4%.

4

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments should they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This caused yield differences between overnight instruments and one-year securities to steepen significantly. As interest rates rose, we generally maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range shorter than industry averages.

What is the fund’s current strategy?

Just days after the reporting period’s end, a disappointing jobs report for May lent credence to the view that the U.S. economy might be slowing.While it now appears more likely that the Fed may be nearing the end of the current tightening cycle, we still expect the Fed to raise interest rates again at its next FOMC meeting in late June. Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to boost liquidity and maintain portfolio flexibility in this interest-rate environment.

June 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s
Class B and Class X shares reflect the absorption of fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 1.55% and an annualized effective yield of 1.56%, and the fund’s Class X shares would have produced an annualized yield of 1.34% and an annualized effective yield of 1.35%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005
	Class A	Class B	Class X

Expenses paid per $1,000 †	$ 3.96	$ 5.06	$ 5.26
Ending value (after expenses)	$1,009.00	$1,007.90	$1,007.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2005
	Class A	Class B	Class X

Expenses paid per $1,000 †	$ 3.98	$ 5.09	$ 5.29
Ending value (after expenses)	$1,020.99	$1,019.90	$1,019.70

† Expenses are equal to the fund’s annualized expense ratio of .79% for Class A shares, 1.01% for Class B shares and 1.05% for Class X shares; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—27.6%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
2.90%—3.10%, 6/9/2005—7/8/2005	141,000,000	140,996,695
Barclays Bank PLC (London)
3.10%, 7/21/2005	60,000,000	60,000,000
Barclays Bank PLC (Yankee)
3.07%, 7/11/2005	200,000,000 [a]	199,994,461
BNP Paribas (London)
3.10%, 7/11/2005	300,000,000	300,000,000
Citibank
3.14%, 8/4/2005	300,000,000	300,000,000
Credit Suisse First Boston (Yankee)
2.97%, 6/13/2005	204,000,000	204,000,000
Depfa Bank PLC (Yankee)
3.02%, 6/27/2005	20,000,000	20,000,000
Regions Bank
3.00%, 6/24/2005	100,000,000	100,000,000
Societe Generale (London)
2.95%, 6/6/2005	270,000,000	270,000,000
Washington Mutual Bank
3.01%, 6/21/2005	225,000,000	225,000,000
Washington Mutual Bank F.A.
3.15%, 8/1/2005	75,000,000	75,000,000
World Savings Bank
3.10%, 7/11/2005	200,000,000	199,997,789
Total Negotiable Bank Certificates of Deposit
(cost $2,094,988,945)		2,094,988,945

Commercial Paper—45.8%

ASB Bank Ltd.
3.10%, 7/13/2005	55,000,000	54,802,046
Barclays U.S. Funding Corp.
3.11%, 7/11/2005	100,000,000	99,656,111
Bear Stearns Cos. Inc.
3.11%, 7/11/2005	155,000,000	154,467,833
Beta Finance Inc.
2.90%—3.11%, 6/9/2005—7/27/2005	98,000,000 [b]	97,737,336
CAFCO LLC
2.97%—3.10%, 6/6/2005—7/8/2005	91,000,000 [b]	90,849,726
CC (USA) Inc.
2.90%—3.11%, 6/9/2005—7/26/2005	84,500,000 [b]	84,160,278

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Charta LLC
3.11%, 7/12/2005—7/13/2005	166,000,000 [b]	165,411,527
Ciesco LLC
2.97%, 6/6/2005	36,200,000 [b]	36,185,168
Citigroup Global Markets Holdings Inc.
3.15%, 8/4/2005	50,000,000	49,722,222
Concord Minutemen Capital Co. LLC
3.14%, 8/1/2005	42,077,000 [b]	41,854,553
CRC Funding LLC
2.97%—3.10%, 6/6/2005—7/7/2005	75,000,000 [b]	74,889,162
Crown Point Capital Co. LLC
2.90%—3.15%, 6/7/2005—8/5/2005	92,760,000 [b]	92,328,313
Depfa Bank PLC
2.90%—3.11%, 6/9/2005—7/20/2005	126,700,000	126,345,990
Deutsche Bank Financial LLC
3.07%, 6/1/2005	200,000,000	200,000,000
General Electric Capital Corp.
3.10%, 7/12/2005—7/13/2005	340,000,000	338,793,422
Grampian Funding LLC
3.12%, 7/28/2005	304,000,000	302,512,680
Harrier Finance Funding
3.11%, 7/22/2005	34,970,000 [b]	34,816,919
K2 Corp.
3.14%—3.15%, 8/1/2005—8/4/2005	73,900,000 [b]	73,506,065
K2 (USA) LLC
2.90%, 6/9/2005	80,000,000 [b]	79,948,889
Long Lane Master Trust
2.91%, 6/8/2005	71,538,000 [b]	71,497,800
Morgan Stanley
3.10%—3.11%, 7/13/2005—7/18/2005	231,000,000	230,094,426
Network Rail CP Finance PLC
3.15%, 8/4/2005	175,100,000	174,127,222
Norddeutsche Landesbank Luxembourg
3.10%, 7/7/2005—7/13/2005	355,000,000	353,806,139
Northern Rock PLC
2.90%—3.15%, 6/9/2005—8/5/2005	200,000,000	199,371,764
Scaldis Capital LLC
3.15%, 8/2/2005	10,000,000 [b]	9,946,267

8

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Societe Generale N.A. Inc.
3.15%, 8/5/2005	30,000,000	29,831,000
Solitaire Funding LLC
3.02%, 6/21/2005	100,000,000 [b]	99,833,333
Spintab AB
2.87%—3.14%, 6/3/2005—7/22/2005	21,500,000	21,453,979
Westpac Banking Corp.
2.87%, 6/6/2005	80,000,000	79,968,333
White Pine Corp.
3.10%, 7/22/2005	17,486,000 [b]	17,409,827
Total Commercial Paper
(cost $3,485,328,330)		3,485,328,330

Corporate Notes—14.4%

Bank of America N.A.
3.06%, 1/19/2006	150,000,000 [a]	150,000,000
Fifth Third Bancorp
3.05%, 11/23/2009	100,000,000 [a]	100,000,000
Harrier Finance Funding
3.07%—3.08%, 10/25/2005—4/13/2006	241,000,000 [a,b]	240,991,184
Lehman Brothers Holdings Inc.
3.06%, 6/23/2005	175,000,000 [a]	175,000,000
Morgan Stanley
3.07%, 2/3/2011	100,000,000 [a]	100,000,000
Royal Bank of Scotland PLC
3.06%, 4/21/2010	210,000,000 [a]	210,000,000
Skandinaviska Enskilda Banken AB
3.06%, 1/23/2006	120,000,000 [a]	119,998,349
Total Corporate Notes
(cost $1,095,989,533)		1,095,989,533

U.S. Government Agencies—2.6%

Federal Home Loan Banks, Floating Rate Notes
3.06%, 8/4/2005
(cost $199,982,402)	200,000,000 [a]	199,982,402

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—9.6%	Amount ($)	Value ($)

HSBC Bank USA (Grand Cayman)
3.05%, 6/1/2005	200,000,000	200,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
3.07%, 6/1/2005	200,000,000	200,000,000
National City Bank (Grand Cayman)
3.08%, 6/1/2005	127,000,000	127,000,000
Regions Bank (Grand Cayman)
3.05%, 6/1/2005	200,000,000	200,000,000
Total Time Deposits
(cost $727,000,000)		727,000,000

Total Investments (cost $7,603,289,210)	100.0%	7,603,289,210
Cash and Receivables (Net)	0.0%	1,699,608
Net Assets	100.0%	7,604,988,818

[a] Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31,2005, these securities amounted to $1,311,366,347 or 17.2% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	58.5	Asset-Backed-Securities Arbitrage	4.0
Brokerage Firms	8.7	Government Agencies	2.6
Asset-Backed-Structured		Building and Construction	2.6
Investment Vehicle	8.3	Railroads	2.3
Asset-Backed-Multi-Seller Programs	7.9
Finance	5.1		100.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
See notes to financial statements.
The Fund 11

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	86,156,577
Expenses:
Management fee—Note 2(a)	16,554,006
Shareholder servicing costs—Note 2(c)	8,781,967
Distribution, service and prospectus fees—Note 2(b)	6,652,644
Registration fees	426,403
Custodian fees	102,876
Directors’ fees and expenses—Note 2(d)	91,555
Professional fees	61,155
Prospectus and shareholders’ reports	24,529
Miscellaneous	64,058
Total Expenses	32,759,193
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(567,611)
Net Expenses	32,191,582
Investment Income—Net	53,964,995

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1,833,871)
Net Increase in Net Assets Resulting from Operations	52,131,124

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004

Operations ($):
Investment income—net	53,964,995	23,788,878
Net realized gain (loss) on investments	(1,833,871)	(256,218)
Net Increase (Decrease) in Net Assets
Resulting from Operations	52,131,124	23,532,660

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(10,023,957)	(6,550,567)
Class B Shares	(43,940,368)	(17,237,993)
Class X Shares	(670)	(318)
Total Dividends	(53,964,995)	(23,788,878)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	3,759,634,648	7,454,299,418
Class B Shares	9,683,860,416	13,630,958,381
Class X Shares	—	—
Dividends reinvested:
Class A Shares	9,905,470	6,467,214
Class B Shares	43,765,023	16,887,425
Class X Shares	64	75
Cost of shares redeemed:
Class A Shares	(3,839,025,081)	(7,584,772,175)
Class B Shares	(8,162,116,323)	(14,324,474,925)
Class X Shares	(20,944)	(30,000)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	1,496,003,273	(800,664,587)
Total Increase (Decrease) in Net Assets	1,494,169,402	(800,920,805)

Net Assets ($):
Beginning of Period	6,110,819,416	6,911,740,221
End of Period	7,604,988,818	6,110,819,416

See notes to financial statements.
The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

14
[a] Annualized.
See notes to financial statements.

[a] Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
[a] Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (15 billion shares authorized), Class B (10 billion shares authorized) and Class X (500 million shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2005, sub-accounting service fees amounted to $1,375,020 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to

18

repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $270,375 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2004. If not applied, $3,739 of the carryover expires in fiscal 2008, $10,418 expires in fiscal 2011 and $256,218 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund

20

shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2005, Class A shares were charged $1,126,460 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2005, Class B shares were charged $5,526,072 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X (“Class X Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended May 31, 2005, Class X shares were charged $112 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2005, Class A shares were charged $219,276 pursuant to the Class A Shareholder Services Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Shareholder Services Plan with respect to Class B and Class X (“Shareholder Services Plan”), Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2004 through May 31, 2005 to reduce the expenses of Class B shares if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01% of the value of the average daily net assets of Class B shares.The Manager had undertaken from December 1, 2004 through May 31, 2005, to reduce the expenses of Class X shares, if the aggregate expenses of Class X shares, exclusive of certain expenses as described above, exceed an annual rate of 1.05% of the value of the average daily net assets of Class X shares. Such expense limitation are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2005, Class B and Class X shares were charged $6,875,098 and $112, respectively, pursuant to the Shareholder Services Plan, of which $567,528 and $83, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $188,254 pursuant to the transfer agency agreement.

22

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $3,228,439, Rule 12b-1 distribution plan fees $1,289,670, shareholder services plan fees $1,706,043, chief compliance officer fees $1,693 and transfer agency per account fees $67,570, which are offset against an expense reimbursement currently in effect in the amount of $167,564.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in the whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

24

For More	Information

General Money	Transfer Agent &
Market Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, New York 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)